Related parties - Additional Information (Detail)	Nov. 30, 2021	Nov. 30, 2020
Disclosure of transactions between related parties [abstract]
Related party percentage of voting shares held	0.70%	1.40%
Related party percentage of unsecured notes held	0.20%	0.20%